Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Nov. 30, 2017
Supplement [Text Block]	gst3_SupplementTextBlock
GOLDMAN SACHS TRUST

Goldman Sachs Single Sector Fixed Income Funds

Separate Account Institutional Shares of the
Goldman Sachs Investment Grade Credit Fund
Goldman Sachs U.S. Mortgages Fund
(each, a “Fund” and, collectively, the “Funds”)

Supplement dated April 20, 2018 to the
Summary Prospectuses and Statutory Prospectus (“Prospectus”), each dated November 30, 2017, as supplemented to date

At a meeting held on April 11-12, 2018, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for Separate Account Institutional Shares of the Funds.

Effective immediately, the Funds’ Prospectus are revised as follows:

The “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectus is revised to reflect that Goldman Sachs & Co. LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.04%) of average daily net assets with respect to the Separate Account Institutional Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Separate Account Institutional Shares.

Goldman Sachs Investment Grade Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst3_SupplementTextBlock
GOLDMAN SACHS TRUST

Goldman Sachs Single Sector Fixed Income Funds

Separate Account Institutional Shares of the
Goldman Sachs Investment Grade Credit Fund
(each, a “Fund” and, collectively, the “Funds”)

Supplement dated April 20, 2018 to the
Summary Prospectuses and Statutory Prospectus (“Prospectus”), each dated November 30, 2017, as supplemented to date

At a meeting held on April 11-12, 2018, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for Separate Account Institutional Shares of the Funds.

Effective immediately, the Funds’ Prospectus are revised as follows:

The “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectus is revised to reflect that Goldman Sachs & Co. LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.04%) of average daily net assets with respect to the Separate Account Institutional Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Separate Account Institutional Shares.

Goldman Sachs U.S. Mortgages Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst3_SupplementTextBlock
GOLDMAN SACHS TRUST

Goldman Sachs Single Sector Fixed Income Funds

Separate Account Institutional Shares of the
Goldman Sachs U.S. Mortgages Fund
(each, a “Fund” and, collectively, the “Funds”)

Supplement dated April 20, 2018 to the
Summary Prospectuses and Statutory Prospectus (“Prospectus”), each dated November 30, 2017, as supplemented to date

At a meeting held on April 11-12, 2018, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for Separate Account Institutional Shares of the Funds.

Effective immediately, the Funds’ Prospectus are revised as follows:

The “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectus is revised to reflect that Goldman Sachs & Co. LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.04%) of average daily net assets with respect to the Separate Account Institutional Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Separate Account Institutional Shares.